Equity Based Awards - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Detail) - $ / shares		12 Months Ended
	Jul. 14, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected option term (in years)	5 years	4 years 6 months 14 days
Expected volatility	70.00%	70.00%
Risk-free interest rate	0.85%	1.19%
Expected dividend yield	0.00%	0.00%
Fair value of common stock (per share)	$ 8.56	$ 5.37
2013 Stock Plan [Member]
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected option term (in years)			5 days 20 hours
Expected volatility			53.10%
Risk-free interest rate			0.56%
Expected dividend yield			0.00%
Fair value of common stock (per share)			$ 2.36